Equity (Details) - Schedule of share capital - shares	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of share capital [Line Items]
Authorized share capital	140,000,000	140,000,000
Issued and paid up share capital	44,394,844	44,394,844
SEK [Member]
Equity (Details) - Schedule of share capital [Line Items]
Authorized share capital	2,800	2,800
Issued and paid up share capital	888	888